Fair Value Measurement (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 6,900,000	$ 6,700,000